Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 19 – Subsequent Events

The Company has evaluated subsequent events that occurred after December 31, 2024 up through the date of the Company issued audited consolidated financial statements in accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued.

With respect to an investor’s executed subscription agreement dated October 16, 2023 for 20,000 Ordinary Shares at $0.001 per share, for which proceeds were received on October 16, 2023, described in Note 13(D) above, the Company rejected the subscription and returned the proceeds of $20 to this investor on June 24, 2025.

On February 11, 2025, the Company entered into a subscription agreement with an investor, pursuant to which an investor subscribed for a total of 111,111 Ordinary Shares at $1.00 per share. On February 12, 2025, the Company received gross proceeds of $111,111 in respect to this private offering. On April 3, 2025, the Company entered into a subscription agreement with the same investor, pursuant to which this investor subscribed for a total of 111,111 Ordinary Shares at $1.00 per share. On April 11, 2025, the Company received gross proceeds of $111,111 in respect of this private offering. These Ordinary Shares had not been allotted or issued to this investor, nor had its name been entered into the Register of Members as of the dates of the subscription agreements or dates on which we received proceeds. On June 17, 2025, a total of 222,222 Ordinary Shares were issued to this investor and its name was entered into the Register of Members.

Additionally, as to the private offerings described in Note 13(D) above the investors for such private offerings (other than the rejected subscription from October 16, 2023) and, on June 17, 2025, a total of 731,766 Ordinary Shares were issued to these investors and their names were entered into the Register of Members.

On April 3, 2025, the Company entered into a subscription agreement with an investor, pursuant to which an investor subscribed for a total of 222,222 Ordinary Shares at $1.00 per share. In May and June of 2025, the Company received gross proceeds of $222,222 in respect to this private offering. On May 16, 2025, the Company entered into a subscription agreement with See Unicorn Ventures Limited, a Company’s shareholder, pursuant to which the Company agreed to issue 807,000 Ordinary Shares at $0.50 per share in exchange for the capitalization of loan in the amount of $403,500 owed to See Unicorn Ventures Limited. No cash proceeds were received by the Company in connection with this transaction, and the issuance was undertaken as a debt-to-equity conversion to strengthen the Company’s capital structure. As of the date hereof, such Ordinary Shares have not been allotted or issued to the investors in this paragraph of Note 19, nor had their names been entered into the Register of Members.

Other than as described in this Note 19, there were no other subsequent events that required recognition or disclosure.